Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Deferred revenue	$547,662	$510,715
Accounts payable and accrued expenses	475,166	850,215
Accrued interest	336,910	352,374
Operating lease liabilities (Note 18)	135,215	173,595
Derivative liabilities (Note 13)	—	71,197
	$1,494,953	$1,958,096